Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share attributable to weighted average number of outstanding ordinary shares*
Schedule of calculation of basic and diluted net income per share

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Numerator:
Net loss available to common stockholders	(1,119,555)	(1,560,535)	(4,673,447)	(3,633,248)
Denominator:
Weighted average common shares outstanding – basic and diluted	2,250,000	2,250,000	2,558,938	2,558,938
Loss per common share:
Basic and diluted	(0.50)	(0.69)	(1.83)	(1.42)